Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Note 10:	Income Taxes

The Company and its subsidiary file income tax returns in the U.S. federal and state of Illinois jurisdictions.  With a few exceptions, the Company is no longer subject to U.S. federal and Illinois income tax examinations by tax authorities for years before 2008.  During the years ended December 31, 2011 and 2010, the Company did not recognize expense for interest or penalties.

The provision for income taxes includes these components:

	2011	2010

Taxes currently payable
Federal	$1,067,443	$866,194
State	438,190	—
Deferred income taxes	(246,539)	(460,714)

Income tax expense	$1,259,094	$405,480

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2011	2010

Computed at the statutory rate (34%)	$1,545,224	$840,459
Increase (decrease) resulting from
Tax exempt interest	(498,697)	(427,603)
Graduated tax rates	—	(24,719)
State income taxes, net	268,790	103,306
Increase in cash surrender value	(53,078)	(58,433)
Other	(3,145)	(27,530)

Actual tax expense	$1,259,094	$405,480

Tax expense as a percentage of pre-tax income	27.70%	16.40%

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2011	2010
Deferred tax assets
Allowance for loan losses	$1,197,475	$1,025,297
Deferred compensation	1,327,230	1,188,078
State net operating loss carryforward	196,811	117,202
Unrealized losses on securities available-for-sale	—	77,686
Other	—	76,054
	2,721,516	2,484,317

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(1,376,737)	—
Depreciation	(400,541)	(322,501)
Federal Home Loan Bank stock dividends	(152,224)	(146,736)
Prepaid expenses	(65,907)	(55,226)
Mortgage servicing rights	(285,178)	(309,506)
Other	(27,819)	(29,354)
	(2,308,406)	(863,323)

Net deferred tax asset	$413,110	$1,620,994

At December 31, 2011 and 2010, the Company had Illinois net operating loss carryforwards totaling approximately $4,084,922, which will expire in varying amounts between 2018 and 2022.  Recent Illinois legislation has suspended the use of these loss carryovers for tax years 2011 through 2013 and the expiration dates were extended by three years.  Management believes the Company will produce taxable earnings in the future which will enable the net operating loss carryforwards to be utilized prior to expiration.

Retained earnings at December 31, 2011 and 2010, include approximately $2,600,000, for which no deferred federal income tax liability has been recognized.  These amounts represent an allocation of income to bad debt deductions for tax purposes only.  Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then-current corporate income tax rate.  The deferred income tax liabilities on the preceding amounts that would have been recorded if they were expected to reverse into taxable income in the foreseeable future were approximately $1,000,000 at December 31, 2011 and 2010.